PROVISIONS	12 Months Ended
Mar. 31, 2022
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
PROVISIONS	PROVISIONS
Changes in provisions are as follows:

	Restoration
	and simulator	Restructuring
	removal	(Note 6)	Legal	Warranties	Other	Total
Provisions, as at March 31, 2021	$10.9	$31.8	$5.3	$31.2	$4.3	$83.5
Additions	0.1	13.2	1.1	8.5	1.9	24.8
Business combinations (Note 3)	—	—	1.5	0.7	—	2.2
Amount used	(1.1)	(29.4)	—	(15.1)	—	(45.6)
Reversal of unused amounts	(0.2)	(6.3)	—	(2.6)	(0.4)	(9.5)
Foreign currency exchange differences	(0.3)	(0.3)	(0.3)	—	(0.1)	(1.0)
Transfers and others	—	0.2	0.4	2.3	—	2.9
Provisions, as at March 31, 2022	$9.4	$9.2	$8.0	$25.0	$5.7	$57.3
Current portion	—	9.2	7.7	15.6	4.2	36.7
Non-current portion	$9.4	$—	$0.3	$9.4	$1.5	$20.6